Investments - Schedule of Net Investment Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net Investment Income [Line Items]
Gross investment income	$ 265	$ 162	$ 742	$ 428	$ 609	$ 399
Investment expenses	(17)	(11)	(42)	(35)	(65)	(37)
Net investment income	248	151	700	393	544	362
Interest on Fixed Income Securities [Member]
Net Investment Income [Line Items]
Gross investment income	231	123			471	285
Interest on Cash and Cash Equivalents [Member]
Net Investment Income [Line Items]
Gross investment income	30	34			129	114
Realized Gain Upon Sale of Securities [Member]
Net Investment Income [Line Items]
Gross investment income	4		68
Other [Member]
Net Investment Income [Line Items]
Gross investment income		$ 5		7
Fixed Income Securities [Member]
Net Investment Income [Line Items]
Gross investment income			548	332
Cash and Cash Equivalents [Member]
Net Investment Income [Line Items]
Gross investment income			$ 126	$ 89
Realized Gains on Sale of Fixed Income Securities [Member]
Net Investment Income [Line Items]
Gross investment income					$ 9